Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income
Income from investment in CFS Partners	$ 1,220,909	$ 1,033,499
Expenses
Outsourcing expense	604,679	577,260
Service contracts - administration	806,996	638,630
Marketing	475,004	472,008
State deposit tax	1,023,201	1,025,988
ATM fees	$ 708,946	$ 645,745